Significant Accounting Policies - Schedule of Obligations Associated with Contingent Guarantee Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Opening balances	¥ 1,808,540		¥ 882,107	¥ 928,840
Provision for contingent liabilities of guarantee	3,655,548	$ 500,808	3,203,123	1,468,265
Net cash payout	(4,385,088)		(2,276,690)	(1,514,998)
Ending balances	¥ 1,079,000		¥ 1,808,540	¥ 882,107